Organization and Basis of Presentation (Policies)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Accounting
Basis of accounting
The consolidated financial statements and accompanying notes have been prepared in accordance with accounting principles generally accepted in the United States of America, or U.S. GAAP.

Going Concern
Going concern
The Company’s revenue is derived time charter and construction project revenue. The Company has several large installation project opportunities primarily served by Seajacks Scylla and Seajacks Zaratan. For our smaller vessels there are also contract opportunities in the offshore wind-farm maintenance market albeit at very competitive day rates. The Company expects the market in 2022 and 2023 to remain positive, substantiated by Seajacks significant order backlog for this period, with further improvements to our utilization and day rates for 2024 onward. We also expect to benefit from the resurfacing of projects cancelled in 2020 and 2021 as well as from the latest rebound of oil and gas prices.
These consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, nor to the amounts and classification of liabilities that may be necessary should the Company be unable to continue as a going concern.

Principles of Consolidation
Principles of Consolidation
The consolidated financial statements represent the consolidation of the accounts of Eneti Inc. and its subsidiaries in conformity with U.S. GAAP. All intercompany accounts and transactions have been eliminated in consolidation.
The Company consolidates entities in which it holds a controlling financial interest. A controlling financial interest is one in which the Company has a majority voting interest or one in which the Company is the primary beneficiary of a variable interest entity (“VIE”). The Company evaluates financial instruments, service contracts, and other arrangements to determine if any variable interests relating to an entity exist and whether the entity is a VIE, and if so, determines whether the Company is the primary beneficiary of a VIE.
Accounting Estimates
Accounting estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and disclosures of contingent assets, liabilities, revenues, and expenses. Actual results could differ from those results.
The acquisition method of accounting requires extensive use of estimates and judgments to allocate the consideration transferred to the identifiable tangible and intangible assets acquired and liabilities assumed.
We applied the acquisition method accounting for the acquisition of Seajacks and used estimates to determine the fair value of acquired assets and liabilities assumed. The vessel fair values were arrived at by independent valuations from three reputable brokers in the sector. Overall, the Company used point estimation techniques considering each broker’s concluded values on a vessel-by-vessel basis.
The valuation process also identified a brand name, which is an indefinite life intangible asset, the fair value of which was determined by using a relief from royalty approach, which is a form of the income approach. This valuation is based upon estimates of future net revenues applied to benchmark royalty rate and discounted to present value, which results in an indication of the benefit of owning the intangible asset.
The Company is required to estimate income taxes in each of the jurisdictions in which it operates. This process involves estimating our current income tax obligations together with assessing temporary differences resulting from differing treatment of certain items for tax and accounting purposes. These temporary differences result in deferred tax assets and liabilities. The Company then assesses the likelihood that its deferred tax assets will be recovered from future taxable income. A valuation allowance is recognized if, based upon the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax asset will not be realized. In making such a determination, the Company considers all material positive and negative evidence including projected future taxable income, available tax-planning strategies and its results of operations for the last three years. Actual results could differ materially from this assessment if adequate taxable income is not generated in future periods.

Business Combinations
Business combinations
Acquisitions of businesses are accounted for using the acquisition method of accounting, and the financial statements include the results of the acquired operations of Seajacks (“Seajacks acquisition”) from its August 12, 2021 acquisition date.

The purchase price of the acquired entities is allocated to the net assets acquired and liabilities assumed based on the estimated fair value at the dates of acquisition, with any excess of cost over the fair value of net assets acquired, including intangibles, recognized as goodwill. Conversely, to the extent the estimated fair value of the net assets acquired exceeds the purchase price, we recognize a bargain purchase gain. The measurement period shall not exceed one year from the acquisition date. Subsequent measurement period adjustments will be recognized in the reporting periods in which the adjustment amount is determined. There was no adjustment made during the measurement period.

Revenue Recognition
Revenue recognition - Marine Energy (acquired August 2021)
Time charter

Time charter revenues are earned for exclusive use of the services of the vessel by the charterer for an agreed period of time. There is a lease component of the hire and a service component. The lease component relates to the hire revenues which are recorded on a straight-line basis over the term of the charter in accordance with ASC 842, Leases. The service component involves maintenance of the vessel in a good condition together with the deployment of the crew, which is invoiced to charterers and classified as revenue under ASC 606, Revenue from Contracts. The Company has elected to apply the practical expedient under ASC 842 related to the lessor ability to combine lease and non-lease components as the performance obligations in relation to both the service element and lease element are satisfied ratably over the period of the contract. Therefore, such revenue is recorded on a straight-line basis. (See Note 19, Revenues, to the consolidated financial statements.)

Revenues related to reimbursable expenses

The Company generally receives reimbursements from our customers for the purchase of supplies, equipment, and other services provided at their request in accordance with the terms of the contracts. Such reimbursable revenue is variable and subject to uncertainty, as the amounts received and the timing thereof are highly dependent on factors outside of the Company’s influence. Accordingly, reimbursable revenue is fully constrained and not included in the total transaction price until the uncertainty is resolved, which typically occurs when the related costs are incurred on behalf of a customer. The Company and its subsidiaries are generally considered a principal in such transactions and record the associated revenue at the gross amount billed to the customer. Revenues related to reimbursable expenses are generally categorized as service revenues. (See Note 19, Revenues, to the consolidated financial statements.)

Mobilization and demobilization revenue

The Company may receive fees on a fixed lump-sum for the mobilization and demobilization of its vessels. These activities are not considered to be distinct within the context of the contract and therefore the associated revenue is allocated to the overall performance obligation and recognized ratably over the agreed term of the related time charter contract. The Company defers mobilization and contract preparation fees received, as well as direct and incremental costs associated with the mobilization of equipment and contract preparation activities as “contract fulfillment costs” and amortizes each on a straight-line basis, over the related time charter contract. Demobilization revenue expected to be received upon contract completion is included as part of the overall transaction price at contract inception and recognized over the term of the contract. Mobilization and demobilization revenue are classified as either time charter revenue or project revenue depending on the contract to which they relate. (See Note 19, Revenues, to the consolidated financial statements.)

Revenues related to construction supervision

Construction supervision revenues relate to advisory and support services provided to third parties during the design and construction phases of new buildings. Revenue is recognized in accordance with the satisfaction of the performance obligations. Advisory services are recognized in line with the agreed milestones and support services are recognized evenly over the duration of the contract, as set out in the contractual terms. (See Note 19, Revenues, to the consolidated financial statements.)

Project Revenue

Project revenues consists mainly of recoverable claims due to change orders or variations which are recognized when realization of the recovery is deemed probable and can be reliably measured.

Contract assets and liabilities

In certain cases, the measurement of revenue will not be the same as amounts invoiced to a customer. In these circumstances, the Company recognizes either a contract asset or a contract liability for the difference between cumulative revenue recognized and cumulative amounts billed for that contract. A contract asset is the Company’s right to consideration in exchange for goods or services that the Company has delivered to a customer before payment is due. Conversely, where the Company receives a payment for consideration in relation to goods or services to be provided in the future, the amount is recorded as a contract liability. Revenue will be recognized when the related services are provided to the customers.

Where the Company identifies non-current contract liabilities relating to mobilization and contract preparation fees received from customers in advance, which are deferred until the commencement of the associated contracts, the Company measures the amount of revenue to recognize on execution of the contracts by calculating a financing component at the interest rate that would have applied had the Company borrowed the funds from its customer.

Contract fulfillment costs

Costs related to a specific contract that generate or enhance a resource that is used to fulfill a performance obligation and are recoverable under the contract.

Accounts receivable

A receivable is distinguished from a contract asset if the receipt of the consideration is unconditional. Receivables are presented net of any necessary allowances. Management continually evaluates customer receivables for impairment based on historical experience, including the age of the receivables and the customers payment pattern. The Company had no allowance for doubtful accounts at December 31, 2022 and 2021.

Remaining performance obligations

Remaining performance obligations represent the transaction price allocated to performance obligations that are unsatisfied (or partially unsatisfied) as of the end of the reporting period with an original expected duration of one year or more. The Company does not disclose the remaining performance obligations of short-term contracts that are expected to have a duration of one year or less or where the Company has the right to consideration from a customer in an amount that corresponds directly with the value to the customer of the Company’s performance completed to date (for example, a service contract in which a customer is billed for each hour of service provided). We do not disclose the remaining performance obligations of contracts for which there is either a right to invoice, or for which is there is an expected duration of one year or less.

As of December 31, 2022 and 2021, the aggregate amount of the transaction price allocated to remaining performance obligations is estimated to be $2.5 million, which is expected to be recognized in 2023 and $3.1 million which was recognized in 2022, respectively.
Revenue recognition - former Dry Bulk Operations (exited July 2021)
Prior to its exit from dry bulk operations, most of the Company’s revenues were sourced from commercial pools and time charters, which fell under the guidance of US GAAP for leases. In commercial pools the Company participated with other shipowners to operate a large number of vessels as an integrated transportation system, which offered customers greater flexibility and a higher level of service while achieving scheduling efficiencies. The operation of the pool enabled both pool customers and participants to share the benefits achieved from these efficiencies. Under pooling arrangements, vessels were leased to and placed at the disposal and control of the pool during their participation in the pool. The Pool Manager negotiated and entered into arrangements for the commercial employment and operation of the pool vessels so as to secure the highest earnings to be shared among the pool participants. All revenues earned by the pool from the operation of the pool vessels, after deduction of all costs involved in the operation of the pool, was shared among the pool participants based upon pool points, in accordance with the contract. All other revenues, such as those generated by voyage charters, not falling under US GAAP lease guidance were recognized pursuant to ASC 606, which recognizes revenue at an amount that reflects the consideration to which the entity expects to be entitled in exchange for transferring such goods or services to a customer (as defined in the standard).

Voyage Expenses
Voyage expenses (former Dry Bulk Operations - exited July 2021)
Voyage expenses primarily include bunkers, port charges, canal tolls, cargo handling operations and brokerage commissions paid by us under voyage charters, brokerage commissions and miscellaneous voyage expenses that the Company is unable to recoup under time charter and pool arrangements.

Charterhire Expense
Charterhire expense (former Dry Bulk Operations - exited July 2021)
Charterhire expense is the amount we pay the owner for time chartered-in dry bulk vessels. The amount is usually for a fixed period of time at charter rates that are generally fixed, but may contain a variable component based on drybulk indices, inflation, interest rates, profit sharing, or current market rates. The vessel’s owner is responsible for crewing and other vessel operating costs. Charterhire expense is recognized ratably over the charterhire period.

Leases
Leases
The Company adopted Financial Accounting Standards Board, or the FASB, Accounting Standards Codification, or the ASC, Topic 842, “Leases” effective January 1, 2019 using the modified retrospective transition approach, which allowed the Company to recognize a cumulative effect adjustment to the opening balance of accumulated deficit in the period of adoption rather than restate its comparative prior year periods. Under the lease standard, lessees are required to recognize a right-of-use asset and a lease liability for substantially all leases.
The Company determines if an arrangement contains a lease at inception. This determination requires judgment with arrangements generally considered to contain a lease when all of the following apply:
•It conveys the right to control the use of an identified asset for a period of time to the lessee;
•The lessee enjoys substantially all economic benefits from the use of the asset; and
•The lessee directs the use of the identified asset.
Following the Seajacks acquisition, the company leases various office space and warehouse facilities from third parties. Leases are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use. Leases payments are discounted at the interest rate implicit in the lease, if readily determinable, or otherwise at the Company’s incremental borrowing rate to determine their present value. Lease expense is recorded as part of General and administrative expenses in the Consolidated Statements of Operations.
Prior to its exit from dry bulk operations, costs in respect of operating leases for chartered-in dry bulk vessels were charged to Charterhire expense in the Consolidated Statements of Operations on a straight-line basis over the lease term.
At the present time, the majority of marine energy revenues are sourced from time charters. Prior to the Company’s transition to marine energy, the Company’s dry bulk revenues were sourced from either commercial pools or time charters, both of which fall under the guidance of U.S. GAAP for leases:
•Marine energy (acquired August 2021) - time charter hire revenues are earned for exclusive use of the services of the vessel by the charterer for an agreed period of time. There is a lease component of the hire and a service component. The service component involves maintenance of the vessel in a good condition together with the deployment of the crew classified as revenue under ASC 606. The Company has elected to apply the practical expedient under ASC 842 related to the lessor ability to combine lease and non-lease components as the performance obligations in relation to both the service element and lease element are satisfied ratably over the period of the contract. Therefore, such revenue is recorded on a straight-line basis.
•Dry bulk (exited July 2021) - based on the Company's analysis of its contracts, the Company determined that its pool arrangements met the definition of operating leases under ASC 842. As lessor, the Company leased its vessels to pools, which managed the vessels in order to enter into transportation contracts with their customers and enjoy the economic benefits derived from such arrangements.  Furthermore, the pools directed the use of a vessel (subject to certain limitations in the pool or charter agreement) throughout the period of use. Under the commercial pool agreements, the pool participants shared the revenue generated by the entire pool in accordance with a point system that allocates points to each vessel in the pool, based upon performance, age and other factors.
The Company, as lessor, elected to apply the practical expedient to not separate lease and associated non-lease components and instead accounted for each separate lease component and the associated non-lease components as a single component, as the criteria for not separating the lease and non-lease components of its arrangements were met since: (a) the timing and pattern of transfer were the same for both the lease and non-lease components, (b) the lease component of the contracts, if accounted for separately, would be classified as an operating lease, and (c) the lease component was the predominant component in the arrangement. As lessor, the Company accounted for its vessels as assets and recorded lease revenue for each period. As a pool participant, the Company accounted for its vessels as assets and records lease revenue for each period as the variability associated with lease payments is resolved.
The Company also entered into sale and leaseback transactions, all of which contain lessee fixed price repurchase obligations. In accordance with ASC 842, such transactions are accounted for as failed sales and accordingly, the Company recognized these vessels at their net book values on the consolidated balance sheet while also recognizing their financial liabilities for the financing amount drawn down on the accompanying consolidated balance sheet under “Financing obligation” and the variable amount of consideration paid under “Financial expense, net” in the accompanying Consolidated Statements of Operations.

Leases
Leases
The Company adopted Financial Accounting Standards Board, or the FASB, Accounting Standards Codification, or the ASC, Topic 842, “Leases” effective January 1, 2019 using the modified retrospective transition approach, which allowed the Company to recognize a cumulative effect adjustment to the opening balance of accumulated deficit in the period of adoption rather than restate its comparative prior year periods. Under the lease standard, lessees are required to recognize a right-of-use asset and a lease liability for substantially all leases.
The Company determines if an arrangement contains a lease at inception. This determination requires judgment with arrangements generally considered to contain a lease when all of the following apply:
•It conveys the right to control the use of an identified asset for a period of time to the lessee;
•The lessee enjoys substantially all economic benefits from the use of the asset; and
•The lessee directs the use of the identified asset.
Following the Seajacks acquisition, the company leases various office space and warehouse facilities from third parties. Leases are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use. Leases payments are discounted at the interest rate implicit in the lease, if readily determinable, or otherwise at the Company’s incremental borrowing rate to determine their present value. Lease expense is recorded as part of General and administrative expenses in the Consolidated Statements of Operations.
Prior to its exit from dry bulk operations, costs in respect of operating leases for chartered-in dry bulk vessels were charged to Charterhire expense in the Consolidated Statements of Operations on a straight-line basis over the lease term.
At the present time, the majority of marine energy revenues are sourced from time charters. Prior to the Company’s transition to marine energy, the Company’s dry bulk revenues were sourced from either commercial pools or time charters, both of which fall under the guidance of U.S. GAAP for leases:
•Marine energy (acquired August 2021) - time charter hire revenues are earned for exclusive use of the services of the vessel by the charterer for an agreed period of time. There is a lease component of the hire and a service component. The service component involves maintenance of the vessel in a good condition together with the deployment of the crew classified as revenue under ASC 606. The Company has elected to apply the practical expedient under ASC 842 related to the lessor ability to combine lease and non-lease components as the performance obligations in relation to both the service element and lease element are satisfied ratably over the period of the contract. Therefore, such revenue is recorded on a straight-line basis.
•Dry bulk (exited July 2021) - based on the Company's analysis of its contracts, the Company determined that its pool arrangements met the definition of operating leases under ASC 842. As lessor, the Company leased its vessels to pools, which managed the vessels in order to enter into transportation contracts with their customers and enjoy the economic benefits derived from such arrangements.  Furthermore, the pools directed the use of a vessel (subject to certain limitations in the pool or charter agreement) throughout the period of use. Under the commercial pool agreements, the pool participants shared the revenue generated by the entire pool in accordance with a point system that allocates points to each vessel in the pool, based upon performance, age and other factors.
The Company, as lessor, elected to apply the practical expedient to not separate lease and associated non-lease components and instead accounted for each separate lease component and the associated non-lease components as a single component, as the criteria for not separating the lease and non-lease components of its arrangements were met since: (a) the timing and pattern of transfer were the same for both the lease and non-lease components, (b) the lease component of the contracts, if accounted for separately, would be classified as an operating lease, and (c) the lease component was the predominant component in the arrangement. As lessor, the Company accounted for its vessels as assets and recorded lease revenue for each period. As a pool participant, the Company accounted for its vessels as assets and records lease revenue for each period as the variability associated with lease payments is resolved.
The Company also entered into sale and leaseback transactions, all of which contain lessee fixed price repurchase obligations. In accordance with ASC 842, such transactions are accounted for as failed sales and accordingly, the Company recognized these vessels at their net book values on the consolidated balance sheet while also recognizing their financial liabilities for the financing amount drawn down on the accompanying consolidated balance sheet under “Financing obligation” and the variable amount of consideration paid under “Financial expense, net” in the accompanying Consolidated Statements of Operations.

Vessel Operating Costs
Vessel operating costs
Vessel operating costs, which include crewing, repairs and maintenance, insurance, stores, lube oils, communication expenses, and technical management fees, are expensed as incurred.
Technical management fees are paid to SSM (See Note 16, Related Party Transactions). Pursuant to the Revised Master Agreement, SSM provides us with technical services, and we provide it with the ability to subcontract technical management of our vessels.

Foreign Currencies	Foreign currenciesIn preparing the consolidated financial statements of Eneti Inc. and each of its subsidiaries, transactions in currencies other than the U.S. dollar are recorded at the rate of exchange prevailing on the dates of the transactions. Any change in exchange rate between the date of recognition and the date of settlement may result in a gain or loss which is included in the Consolidated Statement of Operations. At the end of each reporting period, monetary assets and liabilities denominated in other currencies are retranslated into the functional currency at rates ruling at that date. All resultant exchange differences are included in the Consolidated Statements of Operations
Cash and Cash Equivalents and Restricted Cash
Cash and cash equivalents
Cash and cash equivalents are comprised of cash on hand and demand deposits, and other short-term highly-liquid investments with original maturities of three months or less, and that are readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value.
Restricted cash
Cash which serves as cash collateral on certain of the performance bonds issued is classified as restricted (see Note 8, “Commitment and Contingencies”).

Inventories
Inventories
Inventories consist mainly of spare parts used in the operations of the vessels and are stated at the lower of cost or net realizable value. Cost is determined using the first-in-first-out method.

Assets Held For Sale
Assets held for sale
During December 2020, the Company’s Board of Directors authorized the Company, as part of its transition to a sustainable future, to sell its remaining dry bulk vessels and exit the dry bulk sector during 2021, classifying all of its remaining fleet as held for sale at December 31, 2020. As a result of this decision, the Company recorded a charge of $458.6 million to remeasure its fleet to its fair value less costs to sell. All of the assets held for sale were sold during 2021.
Assets held for sale include drybulk vessels and contracts for the construction of vessels and are classified in accordance with ASC 360, Property, Plant, and Equipment. The Company considers such assets to be held for sale when all of the following criteria are met:
•management commits to a plan to sell the property;
•it is unlikely that the disposal plan will be significantly modified or discontinued;
•the property is available for immediate sale in its present condition;
•actions required to complete the sale of the property have been initiated;
•sale of the property is probable and we expect the completed sale will occur within one year; and
•the property is actively being marketed for sale at a price that is reasonable given its current market value.
Upon designation as an asset held for sale, the Company records the asset at the lower of its carrying value or its estimated fair value, less estimated costs to sell, and, if the asset is a vessel, the Company ceases depreciation.
Determination of fair value less costs to sell implies judgment. Management estimated the fair value of each individual vessel in the fleet based on its specific characteristics, such as category of the vessel (Ultramax or Kamsarmax), year and shipyard of construction, cargo carrying capacity, scrubbers retrofit, the Company’s recent sales transactions for similar vessels, and other factors. Management also estimated incremental direct costs to sell mainly on the basis of existing contracts (termination fees to be paid to related party commercial and technical managers) and customary industry practices (commissions to be paid to brokers).

The Company’s vessels had been commercially managed by SCM and technically managed by SSM pursuant to the Master Agreement prior to their termination. As the termination amounted to a sale of all or substantially all vessels, a payment equal to 24 months of management fees applied as the Company’s Board of Directors authorized the Company, as part of its transition to a sustainable future, to sell its remaining dry bulk vessels and exit the dry bulk sector during 2021. This fee was considered as part of our assessment of the fair value less cost to sell of our remaining fleet, and was therefore included in the captions "Loss/write down on assets held for sale-related party" in the Consolidated Statements of Operations, and "Assets held for sale" in the Consolidated Balance Sheet.
Vessels, net
Vessels, net
Vessels, net is stated at historical cost (or acquisition date fair value) less accumulated depreciation and any impairment. Included in vessel costs are acquisition costs directly attributable to the acquisition of a vessel including capitalized interest and expenditures made to prepare the vessel for its initial voyage. Vessels are depreciated to their residual value on a straight-line basis over their estimated useful lives of 30 years from the date the vessels are ready for their first voyage. These estimated useful lives are management’s best estimate and are also consistent with industry practice for similar vessels. The residual value is estimated as the lightweight tonnage of each vessel multiplied by an estimated scrap value per ton. The scrap value per ton is estimated taking into consideration the historical four years average scrap market rates.
The carrying value of the Company’s vessels does not necessarily represent the fair market value of such vessels or the amount it could obtain if it were to sell any of its vessels, which could be more or less. Under U.S. GAAP, the Company would not record a loss if the fair market value of a vessel (excluding its charter) is below its carrying value unless and until it determines to sell that vessel or the vessel is impaired as discussed below under “Impairment of long-lived assets held for use.”
Vessels Under Construction
Vessels under construction
Vessels under construction are measured at cost and include costs incurred that are directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management. These costs include installment payments made to the shipyards, capitalized interest, professional fees, and other costs deemed directly attributable to the construction of the asset. Vessels under construction are not depreciated.
On October 20, 2021, the Company entered into a technical support agreement with SSM pursuant to which SSM provides technical advice and services to us in connection with the construction of our newbuilding WTIV at Daewoo. In consideration for these services, we paid SSM a fee of $671,200, and thereafter, pay a monthly fee in the amount of $41,667. These payments are being capitalized as a cost to build the vessel and are included in Vessels under construction, on the Consolidated Balance Sheet.

Deferred Drydocking Cost
Deferred drydocking costs (former Dry Bulk Operations - exited July 2021)
Our dry bulk vessels were required to undergo planned drydocks or underwater inspections for replacement of certain components, major repairs and maintenance of other components, which cannot be carried out while the vessels are operating, approximately every 30 months or 60 months depending on the nature of work and external requirements. These drydock costs are capitalized and depreciated on a straight-line basis over the estimated period until the next drydock. When the drydock expenditure occurs prior to the expiry of the period, the remaining balance is expensed.
Costs capitalized as part of the drydock include actual costs incurred at the drydock yard and parts and supplies used in making such repairs. We only include in deferred drydocking costs those direct costs that are incurred as part of the drydocking to meet regulatory requirements or are expenditures that extend the economic life of the vessel, increase the vessel’s earnings capacity or improve the vessel’s efficiency. Direct costs include shipyard costs as well as the costs of placing the vessel in the shipyard. Expenditures for normal maintenance and repairs, whether incurred as part of the drydocking or not, are expensed as incurred.
Marine energy vessels generally do not require drydocking as their jack-up capability enables in-water inspection.

Impairment of Long-Lived Assets Held For Use
Impairment of long-lived assets held for use
In accordance with ASC subtopic 360-10, Property, Plant and Equipment, long-lived assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. In such a case, determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset or asset group and its eventual disposition. For purposes of recognition and measurement of an impairment loss, long-lived assets are grouped with other assets at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets. For our marine energy business, our NG2500 design vessels constitute a single asset group as they are used interchangeably for cash flow generation for the oil and gas and small offshore wind project markets based upon opportunistic factors such as location. The Seajacks Scylla and Seajacks Zaratan each constitutes its own asset group. For our former dry bulk business, asset groups were generally at the vessel pool level for vessels operating within pools.
In performing its recoverability testing, the Company compares an estimate of undiscounted cash flows to carrying value to determine if the asset group is impaired. In developing its estimates of undiscounted cash flows, the Company makes significant assumptions and estimates about future performance, with the most significant assumptions relating to (i) charter rates, (ii) off-hire days, (iii) operating costs, (iv) drydocking frequency, duration and cost ( (v) estimated useful life which is assessed as a total of 25 years for dry bulk vessels and 30 years for marine energy vessels, and (vi) estimated scrap values.
An impairment loss is recognized when the carrying amount of the asset group is greater than both the undiscounted cash flows and its fair value. In instances where the carrying value of an asset group is not recoverable, measurement of the impairment loss is based upon the amount by which the collective fair values of the vessels in the asset group exceed their collective carrying values. The fair values are determined based upon available market data as well as third party valuations performed on each individual vessel. Based on its assessment of potential indicators of impairment, management concluded that no indicators of impairment exist for its vessels and related equipment at December 31, 2022 and 2021.

Intangible Assets	Intangible assets Intangible assets are recognized at cost. The cost of intangible assets acquired is their fair value at the date of acquisition. Our sole intangible asset, the Seajacks trade name, acquired during the Seajacks acquisition, has been determined to have an indefinite useful life and accordingly is not amortized. Impairment is assessed at least annually.
Fair Value of Financial Instruments	Fair value of financial instruments Substantially all of the Company’s financial instruments are carried at fair value or amounts approximating fair value. Cash and cash equivalents and restricted cash, interest rate caps, amounts due to / from charterers, accounts payable and long-term debt, are carried at market value or estimated fair value.
Deferred Financing Costs, Net	Deferred financing costs, netDeferred financing costs, included in other assets or as a reduction to debt balances, consist of fees, commissions and legal expenses associated with obtaining or modifying secured credit facilities and financing obligations. These costs are amortized over the life of the related debt using the effective interest rate method and are included in Financial expense, net in the Consolidated Statements of Operations.
Earnings Per Share
Earnings per share
Basic earnings per share is determined by dividing the net income (loss) by the weighted average number of common shares outstanding, while diluted earnings per share is determined by dividing net income (loss) by the average number of common stock adjusted for the dilutive effect of common stock equivalents by application of the treasury stock method. Common stock equivalents are excluded from the diluted calculation if their effect is anti-dilutive.

Share-based Compensation
Share-based Compensation
We follow ASC Subtopic 718-10, Compensation-Stock Compensation, for restricted stock issued under our equity incentive plan. Share-based compensation expense requires measurement of compensation cost for share-based awards at fair value and recognition of compensation cost over the vesting period. The restricted stock awards granted to our employees and directors have graded vesting schedules and contain only service conditions. The Company recognizes compensation cost on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in substance, multiple awards.
The fair value of restricted stock awards is based on the fair value of the Company’s common stock on the grant date.
Income Tax
Income tax
Eneti Inc. is incorporated in the Republic of the Marshall Islands, and in accordance with the income tax laws of the Marshall Islands, we are not subject to Marshall Islands income tax. The Company, through its Seajacks business, operates in various countries and records income taxes based upon the tax laws and rates of the countries in which it operates and earns income.
The liability method is used to account for income taxes. Deferred tax assets and liabilities are determined based on differences between the financial reporting and tax basis of assets, liabilities and tax loss carryforwards and are measured using the enacted tax rates that will be in effect when the differences are expected to reverse. Valuation allowances are established when necessary to reduce deferred tax assets to amounts which are more likely than not to be realized.

Concentration Of Credit Risk
Concentration of credit risk
The Company services the off-shore industry by time chartering (leasing) its vessels to third party charterers and by entering into construction contracts. The Company takes on exposure to credit risk, which is the risk that a counterparty will be unable to pay amounts in full when due. Management mitigates this risk by, to the extent possible, only chartering the vessels to blue chip companies, obtaining payment security where possible and conducting comprehensive credit reviews of counterparties with payment terms limited to 30 days, to the extent commercially attainable. Credit risk concentration exists for the Company’s trade and other receivables, 82% of which are due from two counterparties as of December 31, 2022 (54% from three counterparties as of December 31, 2021).
Company maintains virtually all of its cash and cash equivalents and restricted cash with three financial institutions.  None of the Company’s cash and cash equivalent balances are covered by insurance in the event of default by these financial institutions.

Interest Rate Risk
Interest rate risk
The Company is exposed to the impact of interest rate changes primarily through its variable-rate borrowings which consist of borrowings under its secured credit facilities. Significant increases in interest rates could adversely affect our margins, net income and our ability to service our debt. The Company may in the future enter into derivative contracts, to hedge its overall exposure to interest rate risk exposure.

Liquidity Risk
Liquidity risk
Liquidity risk is the risk that an entity will encounter difficulty in raising funds to meet commitments associated with financial instruments. We manage liquidity risk by maintaining adequate reserves and borrowing facilities and by continuously monitoring forecast and actual cash flows.
Current economic conditions make forecasting difficult, and there is the possibility that our actual operating performance during the coming year may be materially different from expectations. We could also pursue other means to raise liquidity, however there can be no assurance that these will be successful and a deterioration in economic conditions or a failure to refinance our debt that is maturing could cause us to breach our debt covenants and could have a material adverse effect on our business, results of operations, cash flows and financial condition.
Based on internal forecasts and projections and the new $175.0 million Credit Facility, we believe that we have adequate financial resources to continue in operation and meet our financial commitments (including but not limited to debt service obligations) for a period of at least 12 months from the date of issuance of this annual report. Accordingly, we continue to adopt the going concern basis in preparing our financial statements.
Currency and Exchange Rate Risk	Currency and exchange rate riskThe Company’s functional currency is the U.S. Dollar. While revenue and expense composition is somewhat mixed, our financing, capital expenditures and retained cash balances are primarily U.S. Dollar based. Management monitors the exposure to currency risk on a regular basis and partially mitigate the risk by using foreign currency contracts when appropriate.
Equity Investments	Equity InvestmentsEquity investments for which we have the ability to exercise significant influence, but not control over the investee and are not the primary beneficiary of the investee’s activities are accounted for under the equity method. As of December 31, 2022, the Company did not have any equity method investments. As of December 31, 2021 the Company’s equity method investments consisted solely of an approximately 3.7% common stock ownership interest in a related party, Scorpio Tankers Inc., over which it had the ability to exercise significant influence. In accounting for its investment in Scorpio Tankers, the Company elected to use the fair value option, available under ASC 825 for investments subject to the equity method of accounting, as it more accurately reflected the economic substance of its ownership interest in Scorpio Tankers. The Company measured its fair value based upon the quoted market price of Scorpio Tankers common stock. Our share of gains and losses in the fair value of the Scorpio Tankers investment as well as dividend income are recorded in Income (loss) from equity investment - related party in the Consolidated Statements of Operations. The Company sold its entire investment in Scorpio Tankers during 2022. As of December 31, 2022 and 2021, the Company did not have any other investment recorded under equity or cost methods.
Recently Adopted Accounting Standards
Recently adopted accounting standards
In 2021, the Company has early-adopted Financial Accounting Standards Board, Accounting Standards Update (or ASU) 2021-08, “Business Combinations (Topic 805) Accounting for Contract Assets and Contract Liabilities from Contracts with Customers”. The new guidance requires contract assets and contract liabilities acquired in a business combination to be recognized and measured by the acquirer on the acquisition date in accordance with Accounting Standards Codification (or ASC) 606, Revenue from Contracts with Customers, as if the acquirer had originated the contracts.

Segment Reporting
Although each vessel within its respective class qualified as an operating segment under U.S. GAAP, each vessel also exhibited similar long-term financial performance and similar economic characteristics to the other vessels within the respective vessel class, thereby meeting the aggregation criteria in U.S. GAAP. The Company therefore chose to present its segment information by vessel class using the aggregated information from the individual vessels.
The Company’s dry bulk vessels regularly moved between countries in international waters, over dozens of trade routes and, as a result, the disclosure of financial information about geographic areas is impracticable.
Corporate and other costs
Certain of the corporate income and general and administrative expenses incurred by the Company are not attributable to any specific segment. Accordingly, these amounts are included in the results below as “Corporate”.